Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2022 $ / ¥	Jun. 30, 2022 $ / $ $ / ¥	Jun. 30, 2022 $ / ₨ $ / ¥	Jun. 30, 2022 $ / Rp $ / ¥	Jun. 30, 2022 $ / RM $ / ¥	Jun. 30, 2022 $ / $ $ / ¥	Jun. 30, 2022 $ / ¥ $ / $	Jun. 30, 2022 $ / ฿ $ / ¥	Jun. 30, 2022 $ / £ $ / ¥	Jun. 30, 2022 $ / ₫ $ / ¥	Jun. 30, 2021 $ / ¥	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / ₨	Jun. 30, 2021 $ / Rp	Jun. 30, 2021 $ / RM	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / ฿	Jun. 30, 2021 $ / £	Jun. 30, 2021 $ / ₫	Jun. 30, 2022 $ / $	Jun. 30, 2022 $ / ₨	Jun. 30, 2022 $ / Rp	Jun. 30, 2022 $ / RM	Jun. 30, 2022 $ / $	Jun. 30, 2022 $ / $	Jun. 30, 2022 $ / ฿	Jun. 30, 2022 $ / £	Jun. 30, 2022 $ / ₫	Dec. 31, 2021 $ / ¥	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ₨	Dec. 31, 2021 $ / Rp	Dec. 31, 2021 $ / RM	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ฿	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₫
Basis of preparation
Closing rate	6.69	6.69	6.69	6.69	6.69	6.69	6.69	6.69	6.69	6.69											7.85	78.97	14,897.50	4.41	1.39	29.73	35.35	0.82	23,265.00	6.37	7.80	74.34	14,252.50	4.17	1.35	27.67	33.19	0.74	22,790.00
Average rate	6.48	7.83	76.23	14,453.52	4.27	1.37	28.73	33.73	0.77	22,925.22	6.47	7.76	73.33	14,273.32	4.10	1.33	28.02	30.83	0.72	23,044.83